Vista Outdoor Inc. - 10-Q CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pension and other postretirement benefit liabilities:
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, tax expense	$ (178)	$ (176)	$ (704)	$ (884)	$ (1,215)
Change in derivative instruments, tax expense	(198)	(493)	(1,105)	1,707	(168)
Change in cumulative translation adjustment, tax	$ 0	$ 0	$ 20	$ (317)	$ 0